Risk management - Reconciliation of model (reportable) ECL to total ECL (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets [Line Items]
Total ECL	€ 6,101	€ 5,368
Economic sector based adjustments	71	341
Excluding all managment adjustments
Disclosure Of Financial Assets [Line Items]
Total model ECL	3,209	2,408
ECL from individually assessed impairments	2,439	2,342
ECL from management adjustments	453	618
Total ECL	€ 6,101	€ 5,368